Investment Strategy - BNY Mellon Power Ecosystem ETF	May 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of power ecosystem companies. The fund considers power ecosystem companies to be those companies that the fund's sub-adviser, Newton Investment Management North America, LLC (sub-adviser), determines should benefit from investment in, or growth of, the generation, transmission, distribution, storage, management, or efficient use of power, including equipment, services, materials, and enabling and/or emerging technologies related to power (collectively, power ecosystem themes). In making this determination, the sub-adviser considers a company's business activities, products and technologies (including emerging products and technologies), services, assets, and/or current or expected sources of revenue, including as they relate to power generation and utilities; transmission, distribution, and grid infrastructure; power equipment, engineering, and infrastructure services; and energy transition, storage, and critical inputs, including renewable energy, battery storage, hydrogen, smart grid technologies, liquid cooling, rare earths, and nuclear-related activities.

The fund’s investments are concentrated (i.e., more than 25% of its total assets) in power ecosystem-related industries. The fund considers power ecosystem-related industries to be Construction & Engineering, Electrical Components & Equipment, Heavy Electrical Equipment, Electronic Equipment & Instruments, Trading Companies & Distributors,

Industrial Gases, Diversified Metals & Mining, Electric Utilities, Gas Utilities, Multi-Utilities, Independent Power Producers & Energy Traders, Electronic Manufacturing Services, Aerospace & Defense, Coal & Consumable Fuels, Diversified Support Services, Industrial Conglomerates, Semiconductors, and Renewable Electricity (as such industries are defined by the Global Industry Classification Standard (“GICS”) or as may otherwise be defined by GICS in the future).

The fund invests principally in common stocks. The fund may invest in stocks of companies of any market capitalization. The fund may invest without limit in stocks of foreign companies, including companies located in emerging market countries. Certain of the fund's investments may be denominated in foreign currencies. The currency exposure of the fund's portfolio is generally unhedged to the U.S. dollar. The fund may, from time to time, invest a significant portion (more than 20%) of its total assets in securities of companies located in a particular country or region. As of the date of this Prospectus, in addition to the United States, the fund expects to invest a significant portion of its assets in securities of companies located in the European region.

The sub-adviser uses a proprietary investment process to select companies for the fund's portfolio. This process includes both quantitative and fundamental inputs to assess the degree of alignment to power ecosystem themes and to identify companies the sub-adviser believes will outperform the broader power ecosystem market. The sub-adviser utilizes inputs such as company disclosures and earnings information as well as wider considerations in relation to competitive landscape and/or the regulatory environment. As part of its ongoing review of portfolio holdings, the sub-adviser may sell a security when it identifies that the original case for investment has weakened and/or the sub-adviser identifies a more compelling investment opportunity.

The fund is non-diversified.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The fund considers power ecosystem companies to be those companies that the fund's sub-adviser, Newton Investment Management North America, LLC (sub-adviser), determines should benefit from investment in, or growth of, the generation, transmission, distribution, storage, management, or efficient use of power, including equipment, services, materials, and enabling and/or emerging technologies related to power (collectively, power ecosystem themes). In making this determination, the sub-adviser considers a company's business activities, products and technologies (including emerging products and technologies), services, assets, and/or current or expected sources of revenue, including as they relate to power generation and utilities; transmission, distribution, and grid infrastructure; power equipment, engineering, and infrastructure services; and energy transition, storage, and critical inputs, including renewable energy, battery storage, hydrogen, smart grid technologies, liquid cooling, rare earths, and nuclear-related activities.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of power ecosystem companies.